Disaggregated Revenues - Schedule of Revenues Disaggregated by Timing of Revenue Recognition (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Point in time [Member]
Point in time
Timing of revenue recognition	$ 1,114,766	$ 813,090
Point in time [Member] | Customized software solutions [Member]
Point in time
Timing of revenue recognition	627,753	803,830
Point in time [Member] | White label software [Member]
Point in time
Timing of revenue recognition	487,013	9,260
Over time [Member]
Point in time
Timing of revenue recognition	1,197,566	1,061,080
Over time [Member] | Subscription services [Member]
Point in time
Timing of revenue recognition	$ 82,800	$ 247,990